Schedule of subsidiaries of the company (Details) (Parenthetical)		6 Months Ended
	Feb. 06, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net liabilities		$ 5,528,526			$ 7,154,466	$ 7,632,824
Gain on disposal of subsidiary		$ 1,016,354	$ 1,315,264
Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Gain on disposal of subsidiary	$ 1,315,264
Subsidiary [Member] | AUSTRALIA
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net liabilities	$ 1,337,069